Preferred Stock (Details) $ in Millions			12 Months Ended
	Sep. 15, 2023 USD ($)	Jul. 17, 2023 USD ($)	Dec. 31, 2023 USD ($) vote shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($)
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			4,776,800		4,776,800
Preferred stock, shares issued and outstanding | shares			4,714,427		4,714,432
Preferred stock, liquidation preference, value			$ 20,216		$ 20,216
Preferred stock, carrying value			$ 19,448		$ 19,448
Detail of Preferred Stock [Abstract]
Voting rights			If issued, preference shares would be limited to one vote per share
Number of additional common stock shares per preferred share | shares			16.5916		16.5916
Preferred stock issued			$ 1,722		$ 0		$ 5,756
Preferred stock redeemed, value			$ 1,725	[1]	$ 0	[2]	6,676	[3]
Preferred stock, no voting rights [Member]
Detail of Preferred Stock [Abstract]
Preferred shares authorized | shares			20,000,000
Preferred stock, par or stated value			$ 0
Preferred stock, voting rights [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares issued and outstanding | shares			0
Detail of Preferred Stock [Abstract]
Preferred shares authorized | shares			4,000,000
Preferred stock, par or stated value			$ 0
Number of votes per share | vote			1
Dividend Equalization Preferred Shares (DEP) [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			97,000		97,000
Preferred stock, shares issued and outstanding | shares			96,546		96,546
Preferred stock, liquidation preference, value			$ 0		$ 0
Preferred stock, carrying value			$ 0		$ 0
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			4,025,000		4,025,000
Preferred stock, shares issued and outstanding | shares			3,967,981		3,967,986
Preferred stock, liquidation preference, value			$ 3,968		$ 3,968
Preferred stock, carrying value			$ 3,200		$ 3,200
Preferred stock, dividend rate (percent)			7.50%		7.50%
Detail of Preferred Stock [Abstract]
Number of common stock shares per preferred share | shares			6.3814		6.3814
Dividends, preferred stock			$ 298		$ 298		$ 298
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			0		69,000
Preferred stock, shares issued and outstanding | shares			0		69,000
Preferred stock, liquidation preference, value			$ 0		$ 1,725
Preferred stock, carrying value			$ 0		$ 1,725
Preferred stock, dividend rate (percent)			5.85%		5.85%
Detail of Preferred Stock [Abstract]
Preferred stock redeemed, value	$ 1,725
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			34,500		34,500
Preferred stock, shares issued and outstanding | shares			33,600		33,600
Preferred stock, liquidation preference, value			$ 840		$ 840
Preferred stock, carrying value			$ 840		$ 840
Preferred stock, dividend rate (percent)			6.625%		6.625%
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			80,000		80,000
Preferred stock, shares issued and outstanding | shares			80,000		80,000
Preferred stock, liquidation preference, value			$ 2,000		$ 2,000
Preferred stock, carrying value			$ 2,000		$ 2,000
Preferred stock, dividend rate (percent)			5.90%		5.90%
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			80,000		80,000
Preferred stock, shares issued and outstanding | shares			80,000		80,000
Preferred stock, liquidation preference, value			$ 2,000		$ 2,000
Preferred stock, carrying value			$ 2,000		$ 2,000
Preferred stock, dividend rate (percent)			5.875%		5.875%
Series Y - 5.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			27,600		27,600
Preferred stock, shares issued and outstanding | shares			27,600		27,600
Preferred stock, liquidation preference, value			$ 690		$ 690
Preferred stock, carrying value			$ 690		$ 690
Preferred stock, dividend rate (percent)			5.625%		5.625%
Series Z - 4.75% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			80,500		80,500
Preferred stock, shares issued and outstanding | shares			80,500		80,500
Preferred stock, liquidation preference, value			$ 2,013		$ 2,013
Preferred stock, carrying value			$ 2,013		$ 2,013
Preferred stock, dividend rate (percent)			4.75%		4.75%
Series AA - 4.70% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			46,800		46,800
Preferred stock, shares issued and outstanding | shares			46,800		46,800
Preferred stock, liquidation preference, value			$ 1,170		$ 1,170
Preferred stock, carrying value			$ 1,170		$ 1,170
Preferred stock, dividend rate (percent)			4.70%		4.70%
Series BB - 3.90% Fixed-Reset Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			140,400		140,400
Preferred stock, shares issued and outstanding | shares			140,400		140,400
Preferred stock, liquidation preference, value			$ 3,510		$ 3,510
Preferred stock, carrying value			$ 3,510		$ 3,510
Preferred stock, dividend rate (percent)			3.90%		3.90%
Series CC - 4.375% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			46,000		46,000
Preferred stock, shares issued and outstanding | shares			42,000		42,000
Preferred stock, liquidation preference, value			$ 1,050		$ 1,050
Preferred stock, carrying value			$ 1,050		$ 1,050
Preferred stock, dividend rate (percent)			4.375%		4.375%
Series DD - 4.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			50,000		50,000
Preferred stock, shares issued and outstanding | shares			50,000		50,000
Preferred stock, liquidation preference, value			$ 1,250		$ 1,250
Preferred stock, carrying value			$ 1,250		$ 1,250
Preferred stock, dividend rate (percent)			4.25%		4.25%
Series EE - 7.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated | shares			69,000		0
Preferred stock, shares issued and outstanding | shares			69,000		0
Preferred stock, liquidation preference, value			$ 1,725		$ 0
Preferred stock, carrying value			$ 1,725		$ 0
Preferred stock, dividend rate (percent)					7.625%
Detail of Preferred Stock [Abstract]
Preferred stock issued		$ 1,725

[1]	Represents the impact of the redemption of Preferred Stock, Series Q, in third quarter 2023.
[2]	In fourth quarter 2022, we redeemed all outstanding shares of our ESOP Preferred Stock in exchange for shares of the Company’s common stock.
[3]	Represents the impact of the redemption of Preferred Stock, Series I, Series P and Series W, in first quarter 2021; Preferred Stock, Series N, in second quarter 2021; and Preferred Stock, Series O and Series X, in third quarter 2021.